MERGER AND REVERSE RECAPITALIZATION - Transactions prior (Details) - USD ($)						1 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Dec. 06, 2022	Dec. 05, 2022	Dec. 02, 2022	Aug. 26, 2022	May 09, 2022	May 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2023	Dec. 05, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 30, 2021	Jan. 31, 2020
Business Acquisition [Line Items]
Class of Warrant or Right, Exercised											(322,223)
Vested												381,689
Common stock, par value (in dollars per share)	$ 0.0001							$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares outstanding												7,314,578
Common stock, shares outstanding	16,041,464							16,057,630	16,057,630		16,041,464	24,566,386
Gross proceed form issuance of common stock - PIPE Equity									$ 163,573
New issuance shares for bonus shares purpose											407,173
Issuance of Common Stock - services (in shares)						20,000
Common stock in lieu of cash fees						$ 200,000		$ 163,573			$ 7,159,162
Exercise price of warrants											$ 11.50
Proceeds from Issuance of Convertible Notes											$ 27,452,121
Subordinated Loan and Security Agreement
Business Acquisition [Line Items]
Aggregate amount of Bridge Loan (Unsecured Subordinate Promissory Notes(	$ 800,000		$ 800,000
Issuance of stock (in shares)				42,464
Restricted common C shares
Business Acquisition [Line Items]
Vested										254,507	854,507	381,689
Class A common stock
Business Acquisition [Line Items]
Common stock, shares outstanding												20,179,645
Series C common stock
Business Acquisition [Line Items]
Options to purchase common stock											600,000
Common stock, par value (in dollars per share)											$ 0.0001
Purchase price											$ 10.00
Common stock, shares outstanding												2,713,649
Series A, Series B, and Series C common stock
Business Acquisition [Line Items]
Conversion of stock											4,084,418
Common stock, shares outstanding		25,420,893								25,420,893
Convertible Preferred Stock [Member]
Business Acquisition [Line Items]
Issuance of stock (in shares)	7,208,865
Series A Redeemable Convertible Preferred Stock [Member]
Business Acquisition [Line Items]
Issuance of redeemable convertible preferred stock					10,029
Convertible preferred stock							3,052
Convertible Preferred Stock, shares issued upon conversion											4,527,065
Conversion of stock											45,270
Redeemable convertible preferred stock, shares outstanding												26,245
Series A Redeemable Convertible Preferred Stock [Member] | The Bridge Loans
Business Acquisition [Line Items]
Aggregate amount of Bridge Loan (Unsecured Subordinate Promissory Notes(							$ 3,052,065				$ 3,052,065
Convertible preferred stock											3,052
Conversion of stock							305,206				305,206
Series B Redeemable Convertible Preferred Stock [Member]
Business Acquisition [Line Items]
Class of Warrant or Right, Exercised											161,112
Issuance of redeemable convertible preferred stock											161,112
Conversion of stock											7,449,445
Redeemable convertible preferred stock, shares outstanding												7,288,333
Legacy Series B Convertible Preferred Stock [Member]
Business Acquisition [Line Items]
Convertible Preferred Stock, shares issued upon conversion	2,623,800
Conversion of stock											7,288,333
Lakeshore ("Lakeshore") Acquisition I Corp
Business Acquisition [Line Items]
Issuance of stock (in shares)											820,722
Total bonus shares issued on clos of Merger transaction											1,145,218
Number of shares retained											480,637
Warrants issued	4,597,180										4,597,180
Goodwill											$ 0
Proceeds from redemptions of Lakeshore's public stockholders	$ 24,370,000										24,400,000
Proceeds from PIPE Equity financing	10,250,000
Proceeds from Issuance of Convertible Notes	30,000,000
Transaction expenses	$ 11,530,000										11,530,000
Underwriters, Advisors And Convertible Notes Placement Agents
Business Acquisition [Line Items]
Share compensation forfeited in exchange of new issuance of shares											$ 1,640,010
New issuance shares for bonus shares purpose											164,010
Issuance of Common Stock - services (in shares)											716,223
Common stock in lieu of cash fees											$ 7,160,000
2020 preferred Series B warrants and 2021 preferred Series B warrants
Business Acquisition [Line Items]
Class of Warrant or Right, Exercised											322,223
2020 preferred Series B warrants
Business Acquisition [Line Items]
Class of Warrant or Right, Exercised											(211,112)
Exercise price of warrants												$ 1.80		$ 1.80
2021 preferred Series B warrants
Business Acquisition [Line Items]
Class of Warrant or Right, Exercised											(111,111)
Exercise price of warrants												$ 1.80	$ 1.80
ProSomnus Common Holders | Series A Redeemable Convertible Preferred Stock [Member]
Business Acquisition [Line Items]
Issuance of redeemable convertible preferred stock											5,945
ProSomnus Common Holders | Series B Convertible Preferred Stock [Member]
Business Acquisition [Line Items]
Convertible Preferred Stock, shares issued upon conversion	58,000
PIPE Equity
Business Acquisition [Line Items]
Issuance of stock (in shares)		1,025,000									1,830,133
Gross proceed form issuance of common stock - PIPE Equity											$ 10,250,000
Total bonus shares issued on clos of Merger transaction											10,250,000
PIPE Equity | Lakeshore ("Lakeshore") Acquisition I Corp
Business Acquisition [Line Items]
Total bonus shares issued on clos of Merger transaction											805,133
Proceeds from PIPE Equity financing											$ 10,250,000
Senior and subordinated convertible notes warrants
Business Acquisition [Line Items]
Issuance of stock (in shares)											326,713
Warrants issued											1,914,907
Exercise price of warrants											$ 11.50
Senior and subordinated convertible notes warrants | Series A Redeemable Convertible Preferred Stock [Member]
Business Acquisition [Line Items]
Proceeds from issue of redeemable convertible preferred stock											$ 10,030,000.00
Convertible preferred stock											10,029
Convertible Preferred Stock, shares issued upon conversion	1,002,869
Senior and subordinated convertible notes warrants | Lakeshore ("Lakeshore") Acquisition I Corp
Business Acquisition [Line Items]
Proceeds from Issuance of Convertible Notes											$ 30,000,000
PIPE Debt SPA Shares
Business Acquisition [Line Items]
Gross proceed form issuance of common stock - PIPE Equity											$ 478,867
Non redeemable shareholders
Business Acquisition [Line Items]
Number of Founder Shares Transferred, Shares											574,035
Non redeemable shareholders | Lakeshore ("Lakeshore") Acquisition I Corp
Business Acquisition [Line Items]
Total bonus shares issued on clos of Merger transaction											340,085
PubCo Merger
Business Acquisition [Line Items]
Gross proceeds from merger transaction											$ 45,170,000